                           [CANADA LIFE LETTERHEAD]

August, 2001



Dear Varifund(R) Policyholder:

Enclosed is the Varifund Semi-Annual Report for the period ending June 30, 2001. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Varifund for your financial needs.

Sincerely,


Ronald E. Beettam

Encl.

                     [CANADA LIFE'S PRESTIGE SERIES LOGO]

         VARIFUND(R)                                  ANNUITY
--------------------------------     ----------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE     Average Annual Total Returns For Periods
                                                Ending June 30, 2001
                                            Assuming Contract Continues

                                                                                              One             Three
Portfolio Type          Portfolio                                            YTD              Year             Year
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth       Alger American Leveraged AllCap                    (11.30)%         (31.75)%          12.89 %
                        Alger American Small Capitalization                (21.65)%         (43.37)%          (7.01)%
                        Berger Small Company Growth                        (16.48)%         (34.88)%           9.17 %
                        Seligman Frontier                                   (3.72)%         (22.70)%          (6.10)%
                        Seligman Small Cap Value (Class 2)                    N/A              N/A              N/A

                        ---------------------------------------------------------------------------------------------
Equity Portfolios       Alger American Growth                               (5.57)%         (22.80)%           6.56 %
                        Alger American MidCap Growth                        (4.21)%          (9.42)%          12.88 %
                        Dreyfus Capital Appreciation                        (6.93)%         (10.70)%           2.35 %
                        Dreyfus Socially Responsible                       (14.74)%         (26.57)%           1.32 %
                        Fidelity VIP Growth                                (10.29)%         (24.58)%           7.42 %
                        Fidelity VIP II Contrafund                         (10.58)%         (16.01)%           3.67 %
                        Fidelity VIP II Index 500                           (7.28)%         (16.03)%           2.22 %
                        Fidelity VIP III Growth Opportunities               (9.42)%         (22.60)%          (5.44)%
                        Goldman Sachs CORE U.S. Equity                        N/A              N/A              N/A
                        Goldman Sachs VIT Capital Growth                      N/A              N/A              N/A
                        Montgomery Growth                                  (13.95)%         (24.21)%          (4.73)%

                        ---------------------------------------------------------------------------------------------
Growth & Income         Dreyfus Growth & Income                             (0.88)%          (4.47)%           4.13 %
                        Goldman Sachs VIT Growth & Income                     N/A              N/A              N/A

                        ---------------------------------------------------------------------------------------------
International           Berger-IPT International                           (14.52)%         (21.68)%          (0.95)%
                        Fidelity VIP Overseas                              (12.09)%         (25.64)%          (1.66)%
                        Montgomery Emerging Markets                         (4.18)%         (27.91)%          (2.78)%

                        ---------------------------------------------------------------------------------------------
Speciality Portfolio    Seligman Communications & Information               12.27 %         (32.16)%          15.71 %
                        Seligman Global Technology Portfolio (Class 2)        N/A              N/A              N/A

                        ---------------------------------------------------------------------------------------------
Balanced                Fidelity VIP II Asset Manager                       (4.26)%          (8.05)%           1.24 %

                        ---------------------------------------------------------------------------------------------
Fixed Income            Fidelity Investment Grade Bond                       2.85 %           9.41 %           4.06 %
 Portfolios             Fidelity VIP High Income                            (7.86)%         (25.47)%         (12.06)%
                        Goldman Sachs VIT Global Income                       N/A              N/A              N/A

                        ---------------------------------------------------------------------------------------------
Money Market            Fidelity Money Market - current yield 3.81%*         1.85 %           4.40 %           3.63 %


                                                                                                          Since         Sub-Account
                                                                          Five             Ten           Sub-Acct        Inception
Portfolio Type          Portfolio                                         Year             Year          Inception          Date
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth       Alger American Leveraged AllCap                  16.14 %            N/A            15.04 %       05/01/1996
                        Alger American Small Capitalization              (0.96)%            N/A            (1.65)%       05/01/1996
                        Berger Small Company Growth                        N/A              N/A             8.03 %       05/01/1998
                        Seligman Frontier                                 0.77 %            N/A             6.58 %       05/01/1995
                        Seligman Small Cap Value (Class 2)                 N/A              N/A              N/A         05/01/2001

                        ------------------------------------------------------------------------------------------------------------
Equity Portfolios       Alger American Growth                            14.87 %            N/A            14.06 %       05/01/1996
                        Alger American MidCap Growth                     14.86 %            N/A            13.50 %       05/01/1996
                        Dreyfus Capital Appreciation                       N/A              N/A             3.27 %       05/01/1998
                        Dreyfus Socially Responsible                     11.34 %            N/A            11.06 %       05/01/1996
                        Fidelity VIP Growth                              12.92 %            N/A            15.07 %       05/01/1994
                        Fidelity VIP II Contrafund                         N/A              N/A             4.33 %       05/01/1998
                        Fidelity VIP II Index 500                        12.52 %            N/A            12.68 %       05/01/1996
                        Fidelity VIP III Growth Opportunities              N/A              N/A            (4.73)%       05/01/1998
                        Goldman Sachs CORE U.S. Equity                     N/A              N/A              N/A         05/01/2001
                        Goldman Sachs VIT Capital Growth                   N/A              N/A              N/A         05/01/2001
                        Montgomery Growth                                  N/A              N/A             3.37 %       05/01/1997

                        ------------------------------------------------------------------------------------------------------------
Growth & Income         Dreyfus Growth & Income                           6.88 %            N/A             7.62 %       05/01/1996
                        Goldman Sachs VIT Growth & Income                  N/A              N/A              N/A         05/01/2001

                        ------------------------------------------------------------------------------------------------------------
International           Berger-IPT International                           N/A              N/A             2.04 %       05/01/1997
                        Fidelity VIP Overseas                             4.72 %            N/A             4.66 %       05/01/1994
                        Montgomery Emerging Markets                      (7.88)%            N/A            (7.28)%       05/01/1996

                        ------------------------------------------------------------------------------------------------------------
Speciality Portfolio    Seligman Communications & Information            18.55 %            N/A            17.00 %       05/01/1995
                        Seligman Global Technology Portfolio (Class 2)     N/A              N/A              N/A         05/01/2001

                        ------------------------------------------------------------------------------------------------------------
Balanced                Fidelity VIP II Asset Manager                     7.56 %            N/A             7.58 %       05/01/1994

                        ------------------------------------------------------------------------------------------------------------
Fixed Income            Fidelity Investment Grade Bond                    5.00 %           5.80%            5.66 %       12/04/1989
 Portfolios             Fidelity VIP High Income                         (2.84)%            N/A             1.12 %       05/01/1994
                        Goldman Sachs VIT Global Income                    N/A              N/A              N/A         05/01/2001

                        ------------------------------------------------------------------------------------------------------------
Money Market            Fidelity Money Market - current yield 3.81%*      3.53 %            2.87%           3.17 %       12/04/1989

*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund than the total return. Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2001) is 3.81%. VariFund Fixed Account 1 year rate was 3.75% as of July 1, 2001. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions. There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelity High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds.
(Not valid without accompanying "standardized" performance returns.)
Date of first use June 30, 2001
                                                                            VAPR

                     [CANADA LIFE'S PRESTIGE SERIES LOGO]

         VARIFUND(R)                                  ANNUITY
--------------------------------     ----------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE     Average Annual Total Returns For Periods
                                                Ending June 30, 2001
                                         Assuming Contract is Surrendered
                                                  At End of Period

                                                                                              One             Three
Portfolio Type             Portfolio                                         YTD              Year             Year
---------------------------------------------------------------------------------------------------------------------

Aggressive Growth          Alger American Leveraged AllCap                 (16.70)%         (37.15)%          11.71 %
                           Alger American Small Capitalization             (27.05)%         (48.77)%          (8.77)%
                           Berger Small Company Growth                     (21.88)%         (40.28)%           7.90 %
                           Seligman Frontier                                (9.12)%         (28.10)%          (7.83)%
                           Seligman Small Cap Value (Class 2)                 N/A              N/A              N/A
                           -----------------------------------------------------------------------------------------------

Equity Portfolios          Alger American Growth                           (10.97)%         (28.20)%           5.23 %
                           Alger American MidCap Growth                     (9.61)%         (14.82)%          11.69 %
                           Dreyfus Capital Appreciation                    (12.33)%         (16.10)%           0.89 %
                           Dreyfus Socially Responsible                    (20.14)%         (31.97)%          (0.16)%
                           Fidelity VIP Growth                             (15.69)%         (29.98)%           6.11 %
                           Fidelity VIP II Contrafund                      (15.98)%         (21.41)%           2.25 %
                           Fidelity VIP II Index 500                       (12.68)%         (21.43)%           0.77 %
                           Fidelity VIP III Growth Opportunities           (14.82)%         (28.00)%          (7.15)%
                           Goldman Sachs CORE U.S. Equity                     N/A              N/A              N/A
                           Goldman Sachs VIT Capital Growth                   N/A              N/A              N/A
                           Montgomery Growth                               (19.35)%         (29.61)%          (6.41)%
                           -----------------------------------------------------------------------------------------------

Growth & Income            Dreyfus Growth & Income                          (6.28)%          (9.87)%           2.72 %
                           Goldman Sachs VIT Growth & Income                  N/A              N/A              N/A
                           -----------------------------------------------------------------------------------------------

International              Berger-IPT International                        (19.92)%         (27.08)%          (2.50)%
                           Fidelity VIP Overseas                           (17.49)%         (31.04)%          (3.23)%
                           Montgomery Emerging Markets                      (9.58)%         (33.31)%          (4.39)%
                           -----------------------------------------------------------------------------------------------

Speciality Portfolio       Seligman Communications & Information             6.87 %         (37.56)%          14.58 %
                           Seligman Global Technology Portfolio (Class 2)     N/A              N/A              N/A
                           -----------------------------------------------------------------------------------------------

Balanced                   Fidelity VIP II Asset Manager                    (9.66)%         (13.45)%          (0.25)%
                           -----------------------------------------------------------------------------------------------

Fixed Income Portfolios    Fidelity Investment Grade Bond                   (2.55)%           4.01 %           2.65 %
                           Fidelity VIP High Income                        (13.26)%         (30.87)%         (14.05)%
                           Goldman Sachs VIT Global Income                    N/A              N/A              N/A
                           -----------------------------------------------------------------------------------------------

Money Market               Fidelity Money Market                            (3.55)%          (1.00)%           2.21 %




                                                                                                              Since      Sub-Account
                                                                             Five              Ten           Sub-Acct     Inception
Portfolio Type             Portfolio                                         Year              Year         Inception        Date
-----------------------    ---------------------------------------------------------------------------------------------------------
Aggressive Growth          Alger American Leveraged AllCap

Aggressive Growth          Alger American Leveraged AllCap                  15.84 %            N/A            14.85 %     05/01/1996
                           Alger American Small Capitalization              (1.52)%            N/A            (1.65)%     05/01/1996
                           Berger Small Company Growth                        N/A              N/A             8.03 %     05/01/1998
                           Seligman Frontier                                 0.24 %            N/A             6.37 %     05/01/1995
                           Seligman Small Cap Value (Class 2)                 N/A              N/A              N/A       05/01/2001

                           ---------------------------------------------------------------------------------------------------------
Equity Portfolios          Alger American Growth                            14.56 %            N/A            14.06 %     05/01/1996
                           Alger American MidCap Growth                     14.54 %            N/A            13.50 %     05/01/1996
                           Dreyfus Capital Appreciation                       N/A              N/A             3.27 %     05/01/1998
                           Dreyfus Socially Responsible                     10.99 %            N/A            11.06 %     05/01/1996
                           Fidelity VIP Growth                              12.58 %            N/A            15.07 %     05/01/1994
                           Fidelity VIP II Contrafund                         N/A              N/A             3.81 %     05/01/1998
                           Fidelity VIP II Index 500                        12.18 %            N/A            12.68 %     05/01/1996
                           Fidelity VIP III Growth Opportunities              N/A              N/A            (5.36)%     05/01/1998
                           Goldman Sachs CORE U.S. Equity                     N/A              N/A              N/A       05/01/2001
                           Goldman Sachs VIT Capital Growth                   N/A              N/A              N/A       05/01/2001
                           Montgomery Growth                                  N/A              N/A             2.78 %     05/01/1997

                           ---------------------------------------------------------------------------------------------------------

Growth & Income            Dreyfus Growth & Income                           6.46 %            N/A             7.62 %     05/01/1996
                           Goldman Sachs VIT Growth & Income                  N/A              N/A              N/A       05/01/2001
                           ---------------------------------------------------------------------------------------------------------

International              Berger-IPT International                           N/A              N/A             1.22 %     05/01/1997
                           Fidelity VIP Overseas                             4.27 %            N/A             4.66 %     05/01/1994
                           Montgomery Emerging Markets                      (8.64)%            N/A            (8.00)%     05/01/1996
                           ---------------------------------------------------------------------------------------------------------

Speciality Portfolio       Seligman Communications & Information            18.28 %            N/A            16.87 %     05/01/1995
                           Seligman Global Technology Portfolio (Class 2)     N/A              N/A              N/A       05/01/2001
                           ---------------------------------------------------------------------------------------------------------

Balanced                   Fidelity VIP II Asset Manager                     7.16 %            N/A             7.58 %     05/01/1994
                           ---------------------------------------------------------------------------------------------------------

Fixed Income Portfolios    Fidelity Investment Grade Bond                    4.55 %           5.80 %           5.66 %     12/04/1989
                           Fidelity VIP High Income                         (3.46)%            N/A             1.12 %     05/01/1994
                           Goldman Sachs VIT Global Income                    N/A              N/A              N/A       05/01/2001
                           ---------------------------------------------------------------------------------------------------------

Money Market               Fidelity Money Market                             3.05 %           2.87 %           3.17 %     12/04/1989

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. Annuities including the Money Market sub-account are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the fund. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company. As of May 1, 2000, the Fidelity VIP Money market and Fidelity VIP II Investment Grade Bond sub-accounts were substituted for the CLASF Money Market and Bond sub-accounts. Standardized performance reflects the performance of the CLASF Money Market and Bond sub-accounts through April 28,2000 and the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond sub-accounts thereafter. Issued By: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W. Atlanta, GA 30339 and distributed by its subsidiary Canada Life of America Financial Services, Inc., 6201 Powers Ferry Road, N.W. Atlanta, GA 30339
Date of first use June 30, 2001
                                                                            VAPR


VARIFUND(R)                                              [LETTERHEAD OF CANADA LIFE]
A Variable Annuity



ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:
OWNER: __________________________________       AMOUNT OF PREMIUM PAYMENT:
ANNUITANT: ______________________________       $____________
POLICY NO.:______________________________
OWNER'S SSN/TIN:_________________________       IF YOU ARE CHANGING ALLOCATION
                                                PLEASE COMPLETE THE FOLLOWING:
                                                ________  THIS PAYMENT ONLY
                                                ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                                ________  RE-ALLOCATE ALL CURRENT ASSETS


ALGER GROWTH 83/93           ____%       FIDELITY GROWTH 17/37               ____%       MONTGOMERY EMERG MKT 86/96          ____ %
ALGER LEVER ALLCAP 85/95     ____%       FIDELITY GROWTH OPPS 53/73          ____%       MONTGOMERY GROWTH 87/97             ____ %
ALGER MIDCAP 84/94           ____%       FIDELITY HIGH INC 18/38             ____%       SELIGMAN COMM & INFO 50/70          ____ %
ALGER SMALL CAP 82/92        ____%       FIDELITY INDEX 500 20/40            ____%       SELIGMAN FRONTIER 51/71             ____ %
BERGER IPT INTERN'L 88/98    ____%       FIDELITY INV GR BOND 55/75          ____%       SELIGMAN GLOBAL TECH 929/939        ____ %
BERGER/BIAM SM CO GR 89/99   ____%       FIDELITY MONEY MKT 54/74            ____%       SELIGMAN SM-CAP VALUE 930/940       ____ %
DREYFUS CAP APPR 46/47       ____%       FIDELITY OVERSEAS 19/39             ____%
DREYFUS GROWTH & INC 80/90   ____%       GOLDMAN SACHS CAP GROW 139/149      ____%
DREYFUS SOCIAL RESPON 81/91  ____%       GOLDMAN SACHS GLB INC 140/150       ____%
FIDELITY ASSET MGR 16/36     ____%       GOLDMAN SACHS CORE US EQTY 138/148  ____%
FIDELITY CONTRAFUND 52/72    ____%       GOLDMAN SACHS GR & INC 137/147      ____%

                             Fixed Account Options*

------------------------------------------------------------------------------------------------------------------
_______% 1 Yr. (301)   _______% 3 Yr. (303)   _______% 5 Yr. (305)    _______% 7 Yr. (307)   _______% 10 Yr. (310)
*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
------------------------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE       ___________________________     DATE _______________

JOINT OWNER'S SIGNATURE ___________________________     DATE _______________

     PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                 INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                        (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ______________________    PLEASE NOTE: CONTRIBUTIONS FOR
                                                          PRIOR TAX YEAR CANNOT
CONTRIBUTION $___________ FOR __________                  BE MADE AFTER APRIL
                                                          15TH OF THE CURRENT
CONTRIBUTION $___________ FOR __________                  TAX YEAR.


      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

Our Variable Annuity Administrators cannot advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary, Canada Life of America
                    Financial Services, Inc. (member NASD).

The attached are incorporated by reference herein to the semi-annual reports filed on behalf of the following:

The Alger American Fund, filed August 24, 2001
      Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed August 24, 2001
      Portfolios which include: Berger IPT-International Fund; Berger IPT-Small Company Growth

Dreyfus Variable Investment Fund, filed August 28, 2001
      Portfolios which include: Dreyfus VIF-Growth and Income; Dreyfus VIF-Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed August 24, 2001
      Portfolios which include: Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
      Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
      Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
      Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
      Portfolios which include: Fidelity VIP Money Market

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
      Portfolios which include: Fidelity VIP II Investment Grade Bond

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
      Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
      Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed June 30, 2001
      Portfolios which include: Fidelity VIP III Growth Opportunities

Seligman Portfolios, Inc., filed August 30,2001
      Portfolios which include: Seligman Communications and Information; Seligman Frontier; Seligman Global Technology; and Seligman Small Cap Value

The Montgomery Funds III, filed June 30, 2001
      Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

Goldman Sachs Variable Insurance Trust Funds, filed August 24, 2001
      Portfolios which include: Goldman Sachs VIT Capital Growth; Goldman Sachs VIT Core Goldman Sachs U.S. Equity Portfolio; Goldman Sachs VIT Growth & Income; and Goldman Sachs VIT Global Income Portfolio